Share-based compensation - Pre-IPO Stock Options (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Feb. 28, 2021	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Pre-IPO Stock Option Plans
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share Based Payment Arrangement, Cancellation Of Options, Consideration	€ 0
Share-based Payment Arrangement, Accelerated Cost	€ 427
Pre-IPO Stock Option Plans, performance-based stock options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees		€ 0	€ 0	€ 0